Summary of Significant Accounting Policies (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Impairment of Long-lived Assets [Abstract]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 966,000
Advertising and Promotion Expenses [Abstract]
Advertising and Promotion Expenses	16,000	500
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	149,064,000	145,247,000	162,253,000
Accumulated deficit	(175,859,000)	(181,923,000)	(185,835,000)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		(1,920,000)
Accumulated deficit		297,000
Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	1 year
Customer Concentration Risk [Member]
Trade Accounts Receivable [Abstract]
Number of customer representing the concentration of credit risk	3
Percentage of trade accounts receivable accountable to a particular number of customers (in hundredths)	67.00%
Amount of trade accounts receivable accountable to a particular number of customers	$ 162,000